Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	$ 1,533,475	$ 1,535,871	[1]	$ 1,669,660	[1]
Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Average payment period for accounts up-to-date	33 days	30 days		29 days
Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Average payment period for accounts up-to-date	30 days	29 days		28 days
Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Average payment period for accounts up-to-date	34 days	30 days		29 days
Up-to-date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	$ 2,389,429	$ 2,419,946		$ 2,189,164
Up-to-date Payments [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	130,483	256,413		155,477
Up-to-date Payments [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	833,947	788,579		865,520
Up-to-date Payments [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	1,424,999	1,374,954		1,168,167
Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	1,399,842	1,329,332		1,218,107
Up to 30 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	128,121	207,663		125,405
Up to 30 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	833,083	775,730		837,978
Up to 30 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	438,638	345,939		254,724
31-60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	246	8,110		49,558
31-60 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	36	6,125		10,194
31-60 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	47	24		8,090
31-60 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	163	1,961		31,274
61-90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	3,773	113,363		242,476
61-90 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	2,137	42,625		19,878
61-90 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	817	12,825		19,050
61-90 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	819	57,913		203,548
121 - 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable				71
121 - 365 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable				71
More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	985,568	969,141		678,952
More than 365 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	189
More than 365 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable				331
More than 365 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade and other accounts payable	$ 985,379	$ 969,141		$ 678,621

[1]	See Note 3.